Stock Options (Details Narrative) - USD ($)			3 Months Ended			9 Months Ended		12 Months Ended
	Feb. 09, 2023	Jan. 24, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2022	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 11, 2017
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term								3 years
Purchase of shares	50,000
Common stock par value			$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Options exercisable			$ 6.27			$ 6.27
Granted shares						63,409		1,065,000	367,500
Options outstanding			154,310			154,310		109,493	1,358,122	1,137,479
Weighted-average grant-date fair value of options granted								$ 0.80	$ 1.63
Unrecognized stock-based compensation			$ 232,353			$ 232,353		$ 498,454	$ 475,097
Unvested stock options weighted average fair value			$ 7.25			$ 7.25		$ 0.94	$ 2.05
Share based compensation			$ 116,193			$ 435,908		$ 920,108	$ 1,012,592
Stock based charges relating to purchase of machinery									63,612
Stock based charges relating to acquisition					$ 60,435
Weighted average remaining contractual life						39 months
Granted options						5 years
Recognized over a weighted-average period						12 months
General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation				$ 178,895		$ 432,567	$ 796,606	906,745	915,797
Research and Development Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation						$ 3,341		$ 13,363	$ 96,795
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term						2 years 7 months 28 days	2 years 10 months 17 days	2 years 10 months 17 days	2 years 6 months
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term						3 years 21 days	3 years 3 months	3 years 3 months	3 years
Employees And Consultant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Purchase of shares								90,000
Employees And Consultant [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options exercisable								$ 0.82
Employees And Consultant [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options exercisable								$ 1.30
Two Thousand Twenty Three Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock available for issuance		1,400,000
Number of stock issuance		3,500,000
Expected term								5 years
Purchase of shares								975,000
Common stock par value								$ 0.0001
Options exercisable								$ 1.37
Granted shares								660,000
Two Thousand Twenty Two Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted shares								405,000
Options outstanding								1,748,836